               PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND


                                                January 5, 1996


Dear Shareholder:

     The attached proxy materials describe a proposal that PaineWebber/Kidder, Peabody Premium Account Fund ("Premium Account Fund") reorganize and become part of PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"). If the proposal is approved and implemented, each shareholder of Premium Account Fund automatically would become a shareholder of Money Market Portfolio.

     Your board of trustees recommends a vote FOR the Reorganization Proposal. The board believes that combining the Funds will benefit Premium Account Fund's shareholders by providing them with a portfolio that has an investment objective similar to the investment objective of Premium Account Fund and that will have lower operating expenses as a percentage of net assets. The attached materials provide more information about the proposed reorganization and the Funds involved.

     Your vote is important no matter how many shares you own. Voting your shares early will permit Premium Account Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today.

                            Very truly yours,



                            MARGO N. ALEXANDER
                            President, PaineWebber/Kidder, Peabody
                                Premium Account Fund

              PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.


                                                    January 5, 1996


Dear Shareholder:

     The attached proxy materials describe a proposal that PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ("Cash Reserve Fund") reorganize and become part of PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"). If the proposal is approved and implemented, each shareholder of Cash Reserve Fund automatically would become a shareholder of Money Market Portfolio.

     Your board of directors recommends a vote FOR the Reorganization Proposal. The board believes that combining the Funds will benefit Cash Reserve Fund's shareholders by providing them with a portfolio that has an investment objective similar to the investment objective of Cash Reserve Fund and that will have lower operating expenses as a percentage of net assets. The attached materials provide more information about the proposed reorganization and the Funds involved.

     Your vote is important no matter how many shares you own. Voting your shares early will permit Cash Reserve Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today.

                                 Very truly yours,



                                 MARGO N. ALEXANDER
                                 President, PaineWebber/Kidder, Peabody
                                     Cash Reserve Fund, Inc.

               PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

                              -------------------

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                                January 5, 1996

                              -------------------

To The Shareholders:

     A special meeting of shareholders ("Meeting") of PaineWebber/Kidder, Peabody Premium Account Fund ("Premium Account Fund") will be held on February 13, 1996, at 10:00 a.m. Eastern time, at 1285 Avenue of the Americas, 38th Floor, New York, New York 10019, for the following purposes:

     (1) To approve an Agreement and Plan of Reorganization and Termination under which PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), a series of PaineWebber RMA Money Fund, Inc., would acquire the assets of Premium Account Fund in exchange solely for shares of common stock in Money Market Portfolio and the assumption by Money Market Portfolio of Premium Account Fund's liabilities, followed by the distribution of those shares to the shareholders of Premium Account Fund, all as described in the accompanying prospectus/proxy statement; and

     (2) To transact such other business as may properly come before the Meeting or any adjournment thereof.

     You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of Premium Account Fund at the close of business on December 28, 1995. If you attend the Meeting, you may vote your shares in person. If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope.

                                         By order of the
                                         board of trustees,


                                         DIANNE E. O'DONNELL
                                         Secretary

January 5, 1996
1285 Avenue of the Americas
New York, New York 10019

-------------------------------------------------------------------------------
                            YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN

     Please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided. IF YOU SIGN, DATE

AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL NOTICED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing in your proxy card promptly. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

              PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.

                              -------------------

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                                January 5, 1996

                              -------------------

To The Shareholders:

     A special meeting of shareholders ("Meeting") of PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ("Cash Reserve Fund") will be held on February 13, 1996, at 10:00 a.m. Eastern time, at 1285 Avenue of the Americas, 38th Floor, New York, New York 10019, for the following purposes:

     (1) To approve an Agreement and Plan of Reorganization and Dissolution under which PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), a series of PaineWebber RMA Money Fund, Inc., would acquire the assets of Cash Reserve Fund in exchange solely for shares of common stock in Money Market Portfolio and the assumption by Money Market Portfolio of Cash Reserve Fund's liabilities, followed by the distribution of those shares to the shareholders of Cash Reserve Fund and the subsequent dissolution of Cash Reserve Fund, all as described in the accompanying prospectus/proxy statement; and

     (2) To transact such other business as may properly come before the Meeting or any adjournment thereof.

     You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of Cash Reserve Fund at the close of business on December 28, 1995. If you attend the Meeting, you may vote your shares in person. If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope.

                                         By order of the
                                         board of directors,


                                         DIANNE E. O'DONNELL
                                         Secretary

January 5, 1996
1285 Avenue of the Americas

New York, New York 10019

-------------------------------------------------------------------------------
                            YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN

     Please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL NOTICED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing in your proxy card promptly. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

                    PAINEWEBBER RMA MONEY MARKET PORTFOLIO
                (a series of PaineWebber RMA Money Fund, Inc.)

               PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

              PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.


                          1285 Avenue of the Americas
                           New York, New York 10019
                          (Toll Free) 1-800-647-1568


                          PROSPECTUS/PROXY STATEMENT
                               January 5, 1996


     This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of PaineWebber/Kidder, Peabody Premium Account Fund ("Premium Account Fund") and PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ("Cash Reserve Fund") (each an "Acquired Fund" and collectively, the "Acquired Funds") in connection with the solicitation of proxies by Premium Account Fund's board of trustees and Cash Reserve Fund's board of directors for use at a combined special meeting of shareholders of the Acquired Funds, to be held on February 13, 1996, at 10:00 a.m., Eastern time, and at any adjournment thereof ("Meeting").

     As more fully described in this Proxy Statement, the purpose of the Meeting is to vote on two proposed reorganizations (each a "Reorganization" and collectively, the "Reorganizations"). In each Reorganization, PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), a series of PaineWebber RMA Money Fund, Inc., would acquire the assets of an Acquired Fund in exchange solely for shares of common stock of Money Market Portfolio and the assumption by Money Market Portfolio of that Acquired Fund's liabilities. Those Money Market Portfolio shares then would be distributed to that Acquired Fund's shareholders, so that each such shareholder would receive a number of full and fractional shares of Money Market Portfolio having an aggregate net asset value that, on the effective date of the Reorganization, is equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund. As soon as practicable following the distributions, Premium Account Fund will be terminated and Cash Reserve Fund will be dissolved.

     Money Market Portfolio is a diversified money market series of PaineWebber RMA Money Fund, Inc., which is an open-end management investment company. Money Market Portfolio's investment objective is to achieve maximum current income consistent with liquidity and conservation of capital. It seeks to achieve its investment objective by investing primarily in high-grade money market instruments with remaining maturities of 13 months or less. These instruments include U.S. government securities, obligations of U.S. banks, commercial paper and other short-term corporate obligations, corporate bonds and notes, variable- and floating-rate securities, and participation interests or repurchase agreements involving any of the foregoing securities. Money Market Portfolio and both of the Acquired Funds (each a "Fund" and collectively, the "Funds") are money market funds that seek to maintain a stable net asset value of $1.00 per share.

     An investment in any of the Funds is neither insured nor guaranteed by the U.S. government. While each Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Proxy Statement, which should be retained for future reference, sets forth concisely the information about each Reorganization and Money Market Portfolio that a shareholder should know before voting. This Proxy Statement is accompanied by the Prospectus of Money Market Portfolio, dated August 29, 1995, which is incorporated by this reference into this Proxy Statement. A Statement of Additional Information, dated January 5, 1996, relating to the Reorganizations and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference. Prospectuses of Premium Account Fund, dated August 1, 1995, and Cash Reserve Fund, dated December 1, 1995, and Statements of Additional Information of Money Market Portfolio, dated August 29, 1995, Premium Account Fund, dated August 1, 1995, and Cash Reserve Fund, dated December 1, 1995, have been filed with the SEC and also are incorporated herein by this reference. Copies of these documents, as well as each Fund's Annual Report to Shareholders, or semi-annual report, if applicable, may be obtained without charge and further inquiries may be made by contacting your PaineWebber Incorporated ("PaineWebber") investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

                  TABLE OF CONTENTS
                  -----------------


VOTING INFORMATION. . . . . . . . . . . . . . .   1

SYNOPSIS. . . . . . . . . . . . . . . . . . . .   3

COMPARATIVE FEE TABLES. . . . . . . . . . . . .   5

COMPARISON OF PRINCIPAL RISK FACTORS. . . . . .  17

THE PROPOSED TRANSACTIONS . . . . . . . . . . .  17

MISCELLANEOUS . . . . . . . . . . . . . . . . .  24

APPENDIX A - AGREEMENT AND PLAN OF
    REORGANIZATION AND TERMINATION INVOLVING
    PREMIUM ACCOUNT FUND  . . . . . . . . . . . A-1

APPENDIX B - AGREEMENT AND PLAN OF
    REORGANIZATION AND DISSOLUTION INVOLVING
    CASH RESERVE FUND . . . . . . . . . . . . . B-1

               PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

              PAINEWEBBER/KIDDER, PEABODY CASH RESERVE FUND, INC.

                               -----------------

                          PROSPECTUS/PROXY STATEMENT

                        Special Meeting of Shareholders
                                 To Be Held on
                               February 13, 1996

                               -----------------

                              VOTING INFORMATION

     This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of PaineWebber/Kidder, Peabody Premium Account Fund ("Premium Account Fund") and PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. ("Cash Reserve Fund") (each an "Acquired Fund" and collectively, the "Acquired Funds") in connection with the solicitation of proxies by Premium Account Fund's board of trustees and Cash Reserve Fund's board of directors for use at a combined special meeting of shareholders of the Acquired Funds to be held on February 13, 1996, and at any adjournment thereof ("Meeting"). This Proxy Statement will first be mailed to shareholders on or about January 16, 1996.

     At least a majority of the shares of each Acquired Fund outstanding on December 28, 1995, represented in person or by proxy, must be present for the transaction of business by that Acquired Fund at the Meeting. If, with respect to either Acquired Fund, a quorum is not present at the Meeting or a quorum is present but it is believed that sufficient votes to approve the proposal will not be received, the persons named as proxies may propose one or more adjournments of the Meeting with respect to that Acquired Fund to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares of the Acquired Fund represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any such proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST any such proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

     Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.


     The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon if your proxy card is received properly executed by you or your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of whichever of the following applies to your Acquired Fund: the Agreement and Plan of Reorganization and Termination dated as of November 30, 1995 involving Premium Account Fund or the Agreement and Plan of Reorganization and Dissolution dated as of November 30, 1995 involving Cash Reserve Fund (each a "Reorganization Plan"), attached to this Proxy Statement as Appendices A and B, respectively. Under each Reorganization Plan, PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), a series of PaineWebber RMA Money Fund, Inc. ("PW Corporation"), would acquire the assets of an Acquired Fund in exchange solely for shares of common stock in Money Market Portfolio and the assumption by Money Market Portfolio of that Acquired Fund's liabilities; those shares then would be distributed to that Acquired Fund's shareholders. (Each of these transactions is referred to herein as a "Reorganization.") After completion of a Reorganization, the participating Acquired Fund will be terminated (in the case of Premium Account Fund) or dissolved (in the case of Cash Reserve Fund).

     In addition, if you sign, date and return the proxy card, but give no voting instructions, the duly appointed proxies may vote your shares, in their discretion, upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, such revocation must be received by the applicable Acquired Fund prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     As of the record date, December 28, 1995 ("Record Date"), Premium Account Fund had 512,711,871.03 shares of beneficial interest outstanding and Cash Reserve Fund had 867,465,876.54 shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne by Money Market Portfolio, Premium Account Fund and Cash Reserve Fund (each a "Fund" and collectively, the "Funds") in proportion to their respective net assets, will be made primarily by mail but also may include telephone or oral communications by representatives of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), who will not receive any compensation therefor from the Funds, or by Shareholder Communications Corporation, professional proxy solicitors retained by the Acquired Funds, who will be paid fees and expenses of up to approximately $12,500 for soliciting services. Management does not know of any single shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934) who owns beneficially 5% or more of the shares of any Fund as of the Record Date. Directors and officers of PW Corporation own in the aggregate less than 1% of the shares of Money Market Portfolio.

     Summarized below are the proposals the shareholders of each Acquired Fund are being asked to consider:


            Fund                                Proposal
            ----                                --------

     Premium Account Fund           To approve a Reorganization Plan.

     Cash Reserve Fund              To approve a Reorganization Plan.

     For voting purposes, the shareholders of each Acquired Fund will vote only on the Reorganization Plan applicable to it. Approval of a Reorganization Plan and consummation of the transactions contemplated thereby for one Acquired Fund do not depend on the approval of the other Reorganization Plan by the other Acquired Fund's shareholders and consummation of the transactions contemplated thereby.

     With respect to Premium Account Fund, approval of the Reorganization Plan requires the affirmative vote of a "majority of the outstanding voting securities" thereof. As defined in the Investment Company Act of 1940 ("1940 Act"), "majority of the outstanding voting securities" means the lesser of (1) 67% of Premium Account Fund's shares present at a meeting of shareholders if the owners of more than 50% of that Acquired Fund's shares then outstanding are present in person or by proxy, or (2) more than 50% of that Acquired Fund's outstanding shares. Under Maryland law and Cash Reserve Fund's Articles of Incorporation, the affirmative vote of a majority of its outstanding shares entitled to vote at the Meeting is required to approve the Reorganization Plan. Each outstanding full share of each Acquired Fund is entitled to one vote, and each outstanding fractional share of each Acquired Fund is entitled to a proportionate fractional share of one vote.

If a Reorganization Plan is not expected to be approved by the requisite vote of the shareholders of the involved Acquired Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.


                                   SYNOPSIS

     The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectuses of the Funds, which are incorporated herein by reference, and the Reorganization Plans. Shareholders should read this Proxy Statement and the Prospectus of Money Market Portfolio carefully. As discussed more fully below, Premium Account Fund's board of trustees and Cash Reserve Fund's board of directors believe that the Reorganizations will benefit their respective Acquired Funds' shareholders. Money Market Portfolio has an investment objective similar to the investment objective of each Acquired Fund, although its investment strategy may differ from the Acquired Funds' investment strategies in some respects. Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. It is anticipated that, following the Reorganizations, the Acquired Funds' shareholders will, as shareholders of Money Market Portfolio, be subject to lower total operating expenses as a percentage of net assets than have historically been experienced by the Acquired Funds.


The Reorganizations

     Premium Account Fund's board of trustees and Cash Reserve Fund's board of directors each has approved a Reorganization Plan with respect to its Acquired Fund at a meeting held on July 20, 1995. Each Reorganization Plan provides for the acquisition by Money Market Portfolio of the assets of an Acquired Fund in exchange solely for Money Market Portfolio shares and the assumption by Money Market Portfolio of the liabilities of the Acquired Fund. Each Acquired Fund then will distribute the Money Market Portfolio shares to its shareholders so that each shareholder will receive the number of full and fractional shares of Money Market Portfolio that is equal in value to such shareholder's holdings in the Acquired Fund as of the Closing Date (defined below). Premium Account Fund then will be terminated, and Cash Reserve Fund then will be dissolved, as soon as practicable thereafter.

     The exchange of each Acquired Fund's assets for Money Market Portfolio shares and its assumption of each Acquired Fund's liabilities will occur at or as of 12:00 noon, Eastern time, on February 20, 1996, or such later date as the conditions to any such closing are satisfied ("Closing Date").

     Each Fund currently offers a single class of shares. Money Market Portfolio shares are offered primarily to clients of PaineWebber Incorporated ("PaineWebber") and its correspondent firms who are participants in the Resource Management Account ("RMA") or Business Services Account ("BSA") programs. Shareholders of an Acquired Fund who receive shares of Money Market Portfolio in a Reorganization may be eligible to become participants in the RMA or BSA programs but will not become participants in such programs automatically. Among the features of the RMA and BSA programs is a daily sweep of uninvested cash in amounts of $1.00 or more into a designated money market fund. Acquired Fund shareholders who receive shares of Money Market Portfolio in the Reorganization but who do not choose to participate in the RMA or BSA programs will have uninvested cash of $5,000 or more swept into the Money Market Portfolio on a daily basis, with amounts below $5,000 swept weekly. The RMA and BSA programs include a full array of premier account services, such as checkwriting, a Gold or Business Card MasterCard and toll-free telephone access to a customer service center. The features of the RMA and BSA programs are summarized in Money Market Portfolio's Statement of Additional Information.

     For the reasons set forth below under "The Proposed Transactions -- Reasons for the Reorganizations," Premium Account Fund's board of trustees and Cash Reserve Fund's board of directors, including the trustees or directors who are not "interested persons," as that term is defined in the 1940 Act, of Premium Account Fund or Cash Reserve Fund, as applicable ("Independent Persons"), have determined, in each instance, that the Reorganization is in the best interests of the participating Acquired Fund, that the terms of the Reorganization are fair and reasonable and that the interests of such Acquired Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, Premium Account Fund's board of trustees and Cash Reserve Fund's board of directors recommend approval of their respective Reorganizations. In addition, PW Corporation's board of directors, including its Independent Persons, has determined that the Reorganizations are in the best interests of Money Market

Portfolio, that the terms of the Reorganizations are fair and reasonable and that the interests of Money Market Portfolio shareholders will not be diluted as a result of the Reorganizations.

     The Reorganization involving Premium Account Fund will constitute a tax-free reorganization and no gain or loss will be recognized to Money Market Portfolio, Premium Account Fund or their shareholders as a result of that Reorganization. Because of the redemption or exchange, in connection with the Reorganization involving the Cash Reserve Fund, of certain shares of that Fund held by individual retirement accounts and qualified retirement plans, that Reorganization will not constitute a tax-free reorganization and, instead, will constitute a taxable sale of assets by Cash Reserve Fund followed by its dissolution. However, it is the assessment of Mitchell Hutchins that only minimal (or no) gain or loss will be recognized to Money Market Portfolio or Cash Reserve Fund or their shareholders as a result of the Reorganization.

                            COMPARATIVE FEE TABLES

Reorganization of Premium Account Fund into Money Market Portfolio

     Certain fees and expenses that Premium Account Fund's shareholders pay, directly or indirectly, are different from those incurred by Money Market Portfolio's shareholders. As distributor of Premium Account Fund's shares, PaineWebber is paid a 12b-1 service fee at the annual rate of 0.12% of Premium Account Fund's average daily net assets. Money Market Portfolio does not pay a 12b-1 service fee. Both Funds pay PaineWebber an annual investment advisory and administration fee, computed daily and paid monthly, at a rate of 0.50% of average daily net assets. With respect to both Funds, PaineWebber (not the Funds) pays Mitchell Hutchins a fee for its sub- advisory and sub-administration services ("sub-advisory fee") at an annual rate of 20% of the fee received by PaineWebber for investment advisory and administration services. Following the Reorganization, PaineWebber will continue to pay Mitchell Hutchins a sub-advisory fee at the same annual rate. Money Market Portfolio pays PaineWebber an annual fee of $4.00 per active fund account, plus certain out-of-pocket expenses, for certain services not performed by the Fund's transfer agent. Premium Account Fund does not pay this fee.

     The following tables show (1) transaction expenses currently incurred by shareholders of Premium Account Fund and Money Market Portfolio and transaction expenses those shareholders will incur after giving effect to the Reorganization and (2) the current fees and expenses incurred for the twelve months ended June 30, 1995 (unaudited) by Premium Account Fund and for the fiscal year ended June 30, 1995 by Money Market Portfolio and pro forma fees for Money Market Portfolio after giving effect to the Reorganization.

Shareholder Transaction Expenses

                            Premium Account  Money Market
                            Fund             Portfolio      Combined Fund
                            ---------------  ------------   -------------
Sales charge on purchases
of shares                        None             None           None


Sales charge on reinvested
dividends                        None             None           None

Redemption fee or deferred
sales charge                     None             None           None

Annual Fund Operating Expenses
(as a percentage of average net assets)

                            Premium Account  Money Market   Combined Fund
                            Fund             Portfolio      (Pro Forma)
                            ---------------  ------------   -------------

Management Fees                   0.50%          0.50%          0.50%

12b-1 Expenses                    0.12%          None           None

Other Expenses                    0.08%          0.09%          0.09%

                                  ----           ----           ----

Total Fund Operating
    Expenses                      0.70%(1)       0.59%          0.59%

(1) Premium Account Fund's ratio of Total Fund Operating Expenses as a percentage of average net assets was 0.70% for the fiscal year ended March 31, 1995.

Example of Effect of Fund Expenses

     The following illustrates the expenses on a $1,000 investment under the fees and expenses stated in the table above, assuming a 5% annual return.

                         1 year    3 years  5 years  10 years
                         ------    -------  -------  --------
Premium Account Fund        $7        $22     $39      $87

Money Market Portfolio      $6        $19     $33      $74

Combined Fund               $6        $19     $33      $74


     This Example assumes that all dividends are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in this Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of either Fund's shares.

     This Example should not be considered a representation of past or future expenses, and a Fund's actual expenses may be more or less than those shown.
The actual expenses of each Fund will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

Reorganization of Cash Reserve Fund into Money Market Portfolio

     Certain fees and expenses that Cash Reserve Fund's shareholders pay, directly or indirectly, are different from those incurred by Money Market Portfolio's shareholders. PaineWebber, the investment adviser and administrator of each Fund, is currently paid (1) by Cash Reserve Fund, an annual investment advisory and administration fee at an annual rate based upon a sliding scale related to average daily net assets, which was 0.49% of Cash Reserve Fund's average daily net assets for the twelve-month period ended June 30, 1995, and
(2) by Money Market Portfolio, an annual investment advisory and administration fee, computed daily and paid monthly, at a rate of 0.50% of average daily net assets. In addition, as distributor of Cash Reserve Fund's shares, PaineWebber is paid a 12b-1 service fee at the annual rate of 0.12% of Cash Reserve Fund's average daily net assets. Money Market Portfolio does not pay a 12b-1 service fee. With respect to both Funds, PaineWebber (not the Funds) pays Mitchell Hutchins a sub-advisory fee at an annual rate of 20% of the fee received by PaineWebber for investment advisory and administration services. Following the Reorganization, PaineWebber will continue to pay Mitchell Hutchins a sub-advisory fee at the same annual rate. Money Market Portfolio pays PaineWebber an annual fee of $4.00 per active fund account, plus certain out-of-pocket expenses, for certain services not performed by the Fund's transfer agent. Cash Reserve Fund does not pay this fee.

     The following tables show (1) transaction expenses currently incurred by shareholders of Cash Reserve Fund and Money Market Portfolio and transaction expenses those shareholders will incur after giving effect to the Reorganization and (2) the current fees and expenses incurred for the twelve months ended June 30, 1995 (unaudited) by Cash Reserve Fund and for the fiscal year ended June 30, 1995 by Money Market Portfolio and pro forma fees for Money Market Portfolio after giving effect to the Reorganization.

Shareholder Transaction Expenses


                            Cash Reserve     Money Market
                            Fund             Portfolio      Combined Fund
                            ---------------  ------------   -------------
Sales charge on purchases
of shares                        None             None           None

Sales charge on reinvested
dividends                        None             None           None

Redemption fee or deferred
sales charge                     None             None           None



Annual Fund Operating Expenses
(as a percentage of average net assets)

                            Cash Reserve     Money Market   Combined Fund
                            Fund             Portfolio      (Pro Forma)
                            ---------------  ------------   -------------

Management Fees                0.49%(1)          0.50%          0.50%

12b-1 Expenses                 0.12%             None           None

Other Expenses                 0.14%             0.09%          0.09%

                               ----              ----           ----
Total Fund Operating
   Expenses                    0.75%(2)          0.59%          0.59%


(1) The management fee for Cash Reserve Fund has breakpoints based upon the Fund's net assets, as follows:

    0.50%   of average daily net assets up to $750 million
    0.475%  of average daily net assets more than $750 million up to $1 billion
    0.45%   of average daily net assets more than $1 billion up to $1.25 billion
    0.425%  of average daily net assets more than $1.25 billion up to $1.5 billion
    0.40%   of average daily net assets more than $1.5 billion

(2) Cash Reserve Fund's ratio of Total Fund Operating Expenses as a percentage of average net assets was 0.74% for the fiscal year ended July 31, 1995.

Example of Effect of Fund Expenses

     The following illustrates the expenses on a $1,000 investment under the fees and expenses stated in the table above, assuming a 5% annual return.

                         1 year    3 years  5 years  10 years
                         ------    -------  -------  --------
Cash Reserve Fund          $8        $24      $42       $93

Money Market Portfolio     $6        $19      $33       $74

Combined Fund              $6        $19      $33       $74

     This Example assumes that all dividends are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in this Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of either Fund's shares.

     This Example should not be considered a representation of past or future expenses, and a Fund's actual expenses may be more or less than those shown.
The actual expenses of each Fund will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.

Reorganizations of Premium Account Fund and Cash Reserve Fund into Money Market Portfolio

     The following table shows the current fees and expenses incurred for the twelve months ended June 30, 1995 (unaudited) by each Acquired Fund and for the fiscal year ended June 30, 1995 by Money Market Portfolio and pro forma fees and expenses for Money Market Portfolio after giving effect to both Reorganizations.

Annual Fund Operating Expenses
(as a percentage of average net assets)

                      Premium        Cash       Money       Combined
                      Account       Reserve     Market        Fund
                       Fund          Fund      Portfolio   (Pro Forma)
                       ----          ----      ---------   -----------

Management Fees        0.50%        0.49%(2)     0.50%        0.50%

12b-1 Expenses         0.12%        0.12%        None         None

Other Expenses         0.08%        0.14%        0.09%        0.08%

                       ----         ----         ----         ----
Total Fund
Operating Expenses     0.70%(1)     0.75%(3)     0.59%        0.58%

(1) Premium Account Fund's ratio of Total Fund Operating Expenses as a percentage of average net assets was 0.70% for the fiscal year ended March 31, 1995.

(2) The management fee for Cash Reserve Fund has breakpoints based upon the Fund's total assets, as follows:

    0.50%   of average daily net assets up to $750 million
    0.475%  of average daily net assets more than $750 million up to $1 billion
    0.45%   of average daily net assets more than $1 billion up to $1.25 billion
    0.425%  of average daily net assets more than $1.25 billion up to $1.5 billion
    0.40%   of average daily net assets more than $1.5 billion

(3) Cash Reserve Fund's ratio of Total Fund Operating Expenses as a percentage of average net assets was 0.74% for the fiscal year ended July 31, 1995.

Example of Effect of Fund Expenses

     The following illustrates the expenses on a $1,000 investment under the fees and expenses stated in the table above, assuming a 5% annual return.

                         1 year    3 years  5 years  10 years

                         ------    -------  -------  --------
Premium Account Fund       $7        $22      $39       $87

Cash Reserve Fund          $8        $24      $42       $93

Money Market Portfolio     $6        $19      $33       $74

Combined Fund              $6        $19      $32       $73


     This Example assumes that all dividends are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in this Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds;

the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

     This Example should not be considered a representation of past or future expenses, and a Fund's actual expenses may be more or less than those shown.
The actual expenses of each Fund will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses, such as transfer agency costs.


Forms of Organization

     Cash Reserve Fund and PW Corporation are each organized as a Maryland corporation. Cash Reserve Fund commenced operations on August 28, 1979. It is authorized to issue five billion shares of common stock of par value $.01 per share. Share certificates are issued by Cash Reserve Fund only upon written request of the shareholder. Money Market Portfolio commenced operations on October 4, 1982. It is authorized to issue 30 billion shares of common stock of par value $.001 per share. It does not currently issue share certificates. Neither Cash Reserve Fund nor PW Corporation is required to hold annual meetings (and neither does).

     Premium Account Fund is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated January 13, 1982. The Fund's Declaration of Trust authorizes its trustees to issue an unlimited number of shares of beneficial interest. The Fund does not currently issue share certificates. It is not required to (and does not) hold annual shareholder meetings.

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust of Premium Account Fund expressly disclaims, and provides indemnification against, such liability. Accordingly, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which Premium Account Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and, thus, does not pose a material risk.


Investment Objectives and Policies

     The investment objectives and policies of each Fund are set forth below. There can be no assurance that any Fund will achieve its investment objective. An investment in a Fund is neither insured nor guaranteed by the U.S. government. While each Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

     Money Market Portfolio.  The investment objective of Money Market
Portfolio is to provide maximum current income consistent with liquidity and conservation of capital. The Fund invests in high-grade money market instruments with remaining maturities of 13 months or less. These instruments include U.S. government securities, obligations of U.S. banks, commercial paper and other short-term corporate obligations, corporate bonds and notes, variable- and floating-rate securities, and participation interests or repurchase agreements involving any of the foregoing securities. Participation interests are pro rata interests in securities held by others.

     The U.S. government securities in which the Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association ("GNMA") certificates), securities supported primarily or solely by the creditworthiness of the issuer (such as securities of the Resolution Funding Corporation and the Tennessee Valley Authority) and securities that are supported primarily or solely by specific pools of assets and the creditworthiness of a U.S. government-related issuer (such as mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA")).

     The Fund may invest in obligations (including certificates of deposit ("CDs"), bankers' acceptances and similar obligations) of U.S. banks, including foreign branches of domestic banks and domestic branches of foreign banks, having total assets in excess of $1.5 billion at the time of purchase. The Fund may also invest in interest- bearing savings deposits in U.S. commercial and savings banks having total assets of $1.5 billion or less, provided that the principal amounts at each such bank are fully insured by the Federal Deposit Insurance Corporation ("FDIC") and the aggregate amount of such deposits (plus interest earned) does not exceed 5% of the value of the Fund's assets.

     The commercial paper and other short-term corporate obligations purchased by the Fund consist only of obligations that Mitchell Hutchins determines, pursuant to procedures adopted by PW Corporation's board of directors, present minimal credit risks and are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins to be of comparable quality ("First Tier Securities"). The Fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. government, its agencies or instrumentalities).

     Cash Reserve Fund. Cash Reserve Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To achieve its goal, the Fund invests in debt obligations (whether or not subject to repurchase agreements) consisting exclusively of the following short-term money market instruments: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate obligations (including bonds, debentures and notes), CDs, time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks and savings and loan and similar associations, repurchase agreements and high-grade commercial paper. In addition, the Fund may invest in obligations of foreign banks and institutions that have the equivalent credit ratings of domestic issues, including Yankee and foreign bank bankers' acceptances and commercial paper. All portfolio securities are purchased with and payable in U.S. dollars.

     Securities issued or guaranteed as to principal and interest by the U.S. government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance: Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as those issued by GNMA, are supported by the full faith and credit of the Treasury; others, such as those issued by the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by FNMA, by discretionary authority of the U.S. government to purchase certain obligations of the issuer; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the issuer.

     CDs are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. TDs are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund does not purchase TDs maturing in more than seven days. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer; the instrument reflects the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates. Investments by the Fund in CDs, TDs and bankers' acceptances are limited to banks and savings and loan and similar associations having total assets in excess of $1 billion.

     Commercial paper purchased by the Fund consists only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations.


     The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. The Fund may enter into repurchase agreements only with domestic banks or selected dealers or foreign banks and dealers with respect to securities of the type in which it invests. Repurchase agreements maturing in more than seven days will not exceed 10% of the value of the Fund's net assets.

     Premium Account Fund. The investment objective of Premium Account Fund is to seek high current income, preservation of capital and liquidity through investments in short-term money market instruments. The Fund seeks to achieve its objective by investing in the following money market instruments:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and
GNMA) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank and FNMA). Except for U.S. Treasury securities, these obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

     Bank Obligations. Obligations (including TDs, CDs and bankers' acceptances) of domestic banks subject to regulation by the U.S. government and having total assets of $1 billion or more, and repurchase agreements secured by such obligations, including obligations of foreign branches of domestic banks. Fixed TDs, unlike negotiable CDs, generally do not have a market and may be subject to penalties for early withdrawal of funds. However, it is the present policy of the Fund not to invest in fixed TDs with a duration of over seven calendar days. The Fund also will not invest in TDs with a duration of from two business to seven calendar days if more than 10% of its assets would be invested in such deposits.

     Obligations of Savings Institutions. CDs of savings banks and savings and loan associations having total assets of $1 billion or more.

     Fully Insured Certificates of Deposit. CDs of domestic banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is insured by the FDIC, limited to $100,000 principal amount per certificate per bank and to 5% of the Fund's total assets in all such obligations.

     Commercial Paper. Commercial paper rated the highest grade by either S&P or Moody's, or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

     Corporate Obligations.  Corporate obligations, including bonds, debentures and notes, rated at least AA by S&P or Aa by Moody's, with remaining maturities of 397 days or less.

     Obligations of Foreign Banks and Institutions. Obligations of foreign banks and institutions that have the equivalent credit ratings of domestic issues, including, but not limited to, Yankee and foreign bank bankers' acceptances and commercial paper.

     Variable Amount Master Demand Notes. Variable amount master demand notes issued by domestic corporations that, at the date of investment, either (a) have an outstanding senior long-term debt issue rated at least Aa by Moody's or AA by S&P or (b) do not have rated long-term debt outstanding but have commercial paper rated Prime-1 by Moody's or A-1 by S&P. Variable amount master demand notes are obligations that permit the investment by the Fund of fluctuating amounts as determined by the Fund at varying rates of interest pursuant to direct arrangements between the Fund and the issuing corporation. Although callable on demand by the Fund, these obligations are not marketable to third parties.

     Repurchase Agreements. The Fund may invest without limit in any of the above securities subject to repurchase agreements with major dealers in U.S. government securities, member banks of the Federal Reserve System and foreign banks and dealers that are primary dealers, selected by Mitchell Hutchins in accordance with procedures approved by the trustees.

     Asset-Backed Securities. The Fund may invest in high quality asset-backed securities, including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables.


Additional Investment Techniques and Investment Restrictions

     Money Market Portfolio. The Fund may also acquire securities issued or guaranteed as to principal and interest by the U.S. government in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners of such notes or bonds. The Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury ("STRIPS"). The principal and interest components of STRIPS are individually numbered and separately issued by the U.S. Treasury, and these components are traded separately. The Fund may purchase variable- and floating-rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government or, if subject to a demand feature exercisable within 13 months or less, issued by U.S. companies. The yield on these securities is adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the Fund the right to tender them to the issuer or a remarketing agent and receive the principal amount of the security prior to maturity. Securities purchased by the Fund may include variable amount master demand notes. These notes are payable on demand and are typically unrated.

     The ratings of NRSROs represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Subsequent to its purchase by the Fund, an issue may cease to be rated or its rating may be reduced. In the event that a security in the Fund's portfolio ceases to be a "First Tier Security," or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any NRSRO, Mitchell Hutchins will consider whether the Fund should continue to hold the obligation.

     The Fund may enter into repurchase agreements with U.S. banks and dealers with respect to any security in which the Fund is authorized to invest. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party becomes insolvent. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by PW Corporation's board of directors.

     The Fund may enter into reverse repurchase agreements with banks and dealers up to an aggregate value of not more than 5% of the Fund's assets. Such agreements involve the sale of securities by the Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings by the Fund and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations.

     The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

     The Fund may invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in obligations of domestic branches of domestic banks. These risks may include unfavorable political and economic developments, withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Fund.

     The Fund may invest in variable- and floating-rate securities with demand features. A demand feature gives the Fund the right to sell the securities back to a specified party, usually a remarketing agent, on a specified date, at a price equal to their par value. A demand feature is often backed by a letter of credit or guarantee from a bank. The ability of a bank to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.


     The Fund may not (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements if otherwise permitted and then in an aggregate amount not in excess of 10% of the total asset value of the Fund;
(2) mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in such case the aggregate amount may not be in excess of the lesser of the dollar amounts borrowed or 5% of the value of the Fund's assets;
(3) make loans, except that the Fund may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment policies and restrictions; (4) purchase or sell real estate, except that the Fund may purchase commercial paper issued by companies, including real estate investment trusts, which invest in real estate or interests therein; (5) purchase securities on margin, make short sales of securities or maintain a short position; (6) act as underwriter of securities; (7) purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs; (8) acquire voting securities of any issuer or acquire securities of other investment companies, except in connection with a merger, consolidation or acquisition; (9) purchase securities of any one issuer, other than the U.S. government and its agencies and instrumentalities, if immediately after such purchase more than 5% of the Fund's total asset value would be invested in such issuer, except that up to 25% of the Fund's total asset value may be invested without regard to such 5% limitation; or (10) purchase securities if immediately after such purchase more than 25% of the Fund's total asset value would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury bills, other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, CDs and bankers' acceptances of domestic branches of U.S. banks.

     Cash Reserve Fund. The Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral consisting of cash or securities issued or guaranteed by the U.S. government, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans may not exceed 20% of the value of the Fund's total assets.

     The Fund may (1) borrow money, but only from banks for the purpose of meeting redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 10% of the value of its total assets (including the borrowed amount), valued at the lesser of cost or market, less liabilities (not including the borrowed amount); (2) pledge its assets, but only in an amount up to 10% of the value of its total assets, to secure borrowings for temporary or emergency purposes; (3) lend its portfolio securities up to 20% of the value of its total assets; and (4) invest up to 25% of its total assets in the securities of issuers in any one industry, provided that there is no such limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, CDs and bankers' acceptances.

     The Fund will not invest more than 5% of its total assets in the securities

(including securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (1) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (2) the Fund may invest in obligations issued or guaranteed by the U.S. government without any such limitation, and (3) the limitation with respect to puts does not apply to unconditional puts if not more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. The Fund invests only in securities determined in accordance with procedures determined by its board of directors to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two NRSROs or, if unrated, are of comparable quality. Investments not rated in the highest category by at least two NRSROs (or by one NRSRO if the instrument was rated by only one NRSRO) and unrated securities not determined by the Fund's board of directors to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000.

     Premium Account Fund. The Fund may invest in asset-backed and receivable-backed securities. Several types of such securities have been offered to investors, including "Certificates for Automobile Receivables" ("CARs") and interests in pools of credit card receivables. CARs represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Fund may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following such sales, because of depreciation, damage or loss of a vehicle, because of the application of federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with the Fund's investment objective and policies and, subject to the review and approval of its trustees, it also may invest in other types of asset-backed and receivable-backed securities.

     Premium Account Fund may not:

     (1) Purchase any common stocks or other equity securities;

     (2) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. Investment securities will not be purchased while borrowings are outstanding;


     (3) Make loans to others, except through the purchase of debt obligations, loans of portfolio securities and through repurchase agreements, provided that the Fund will not enter into repurchase agreements of more than one week duration if, together with illiquid securities and other securities for which there are not readily available market quotations, more than 10% of its assets would be so invested. Loans of portfolio securities will not exceed 10% of the value of the Fund's total assets;

     (4) Invest more than 15% of its assets in the securities of any one bank or purchase any securities (other than obligations or securities of (a) domestic banks and savings institutions subject to regulation of the U.S. government or
(b) the U.S. government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer or more than 10% of the outstanding securities of one issuer would be owned by the Fund. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank; or

     (5) Purchase any securities, other than obligations or securities of (a) domestic banks and savings institutions subject to regulation of the U.S. government or (b) the U.S. government, its agencies or instrumentalities, if immediately after such purchase more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry.

Operations of Money Market Portfolio Following the Reorganizations

     As noted above, there are differences in the Funds' investment policies. It is not expected, however, that Money Market Portfolio will revise its investment policies following the Reorganizations to reflect those of either Acquired Fund. Since the Acquired Funds are permitted to invest in securities having characteristics different from those permitted for Money Market Portfolio, certain of the securities currently held in the Acquired Funds' portfolios may need to be sold, rather than transferred to Money Market Portfolio. If the Reorganizations are approved, the Acquired Funds will sell any assets that are inconsistent with the investment policies of Money Market Portfolio prior to the effective time of the Reorganizations, and the proceeds thereof will be held in temporary investments or reinvested in assets that qualify to be held by Money Market Portfolio. The necessity for the Acquired Funds to dispose of assets prior to the effective time of the Reorganizations may result in selling securities at a disadvantageous time and could result in the Acquired Funds' realizing losses that would not otherwise have been realized.

Purchases and Redemptions

     Shares of each Fund are available through PaineWebber and its correspondent firms. There is no minimum initial investment in Money Market Portfolio; shares of the Fund are offered primarily to clients of PaineWebber and its correspondent firms who are participants in the RMA or BSA programs. There is no minimum initial investment in Premium Account Fund; shares of the Fund are offered exclusively to existing shareholders of the Fund through their PaineWebber brokerage accounts. Shares of Cash Reserve Fund are offered exclusively to existing shareholders of the Fund through their PaineWebber brokerage accounts. If a Cash Reserve Fund shareholder has a brokerage account with PaineWebber, credit balances in such account are swept automatically into shares of the Fund. Cash Reserve Fund shares may be purchased in conjunction with an individual retirement account or a qualified retirement plan, with an initial investment of $250.

     Shares of each Fund may be redeemed at their net asset value per share next determined after a redemption request is properly received as described in the Prospectus of each Fund. Within three Business Days after receipt of the request, redemption proceeds will be credited to the shareholder's account or sent to the shareholder. A "Business Day" is any day on which the offices of the applicable Fund's custodian, and the New York offices of PaineWebber and PaineWebber's bank, are all open for business. Clients of PaineWebber or its correspondent firms may redeem shares from a Fund account by wire, telephone or mail.

     If a Reorganization is approved with respect to an Acquired Fund, its shares will cease to be offered on February 16, 1996, so that its shares will no longer be available for purchase or exchange thereafter. If the Meeting with respect to an Acquired Fund is adjourned and the Reorganization Plan involving it is approved on a later date, its shares will no longer be available for purchase or exchange on the Business Day following the date on which the Reorganization Plan is approved and all contingencies have been met. Redemptions of an Acquired Fund's shares and exchanges of those shares for shares of any other PaineWebber/Kidder, Peabody mutual fund that is eligible for exchange may be effected until the Closing Date.

Exchanges

     The exchange policies of the Funds differ. Shares of Money Market Portfolio are not exchangeable for shares of any other fund, while shares of each Acquired Fund may be exchanged for shares of other PaineWebber/Kidder, Peabody mutual funds. After the Reorganizations, shares of Money Market Portfolio will continue to not be exchangeable.

Dividends and Other Distributions

     Each Business Day, each Fund declares as dividends all of its net investment income. Shares begin earning dividends on the day of purchase; dividends are accrued to shareholder accounts daily and are automatically paid in additional Fund shares monthly. Each Fund distributes its net short-term capital gain, if any, annually, but may make more frequent distributions of such gain if necessary to maintain its net asset value at $1.00 per share or to avoid income or excise taxes.

     On or before the Closing Date, each Acquired Fund will declare as a dividend substantially all of its net investment income and net short-term capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company. Such distributions by an Acquired Fund will be paid only in cash.

Federal Income Tax Consequences of the Reorganizations

     PW Corporation has received an opinion of Kirkpatrick & Lockhart LLP, its counsel, and Premium Account Fund has received an opinion of Sullivan & Cromwell, its counsel, with respect to the Reorganization involving that Fund, each to the effect that the Reorganization will constitute a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, no gain or loss will be recognized to Money Market Portfolio, Premium Account Fund or their shareholders as a result of the Reorganization. See "The Proposed Transactions--Federal Income Tax Considerations--Premium Account Fund Reorganization," page 21.

     Because of the redemption or exchange, in connection with the Reorganization involving Cash Reserve Fund, of certain shares of that Fund held by individual retirement accounts and qualified retirement plans, the Reorganization will not constitute a tax-free reorganization and, instead, will constitute a taxable sale of assets by Cash Reserve Fund followed by its dissolution. However, it is the assessment of Mitchell Hutchins that only minimal (or no) gain or loss will be recognized to Money Market Portfolio or Cash Reserve Fund or their shareholders as a result of the Reorganization. See "The Proposed Transactions--Reasons for the Reorganizations," page 20, and "The Proposed Transactions--Federal Income Tax Considerations--Cash Reserve Fund Reorganization," page 22.

                     COMPARISON OF PRINCIPAL RISK FACTORS

     Because the Funds' investment objectives and policies are similar and because the Funds are managed by the same investment adviser, the three Funds will be subject to similar investment risks. These risks are those typically associated with investing in a money market fund.

     There are, however, the following primary differences in the investment policies of Money Market Portfolio and the Acquired Funds.

     The commercial paper and other short-term corporate obligations purchased by Money Market Portfolio consist only of "First Tier Securities." First Tier Securities are obligations that Mitchell Hutchins determines, pursuant to procedures adopted by PW Corporation's board of directors, present minimal credit risks and are either (1) rated in the highest short-term rating category by at least two NRSROs (AAA by S&P or Aaa by Moody's for corporate bonds, and A-1+ by S&P or Prime-1 by Moody's for commercial paper), (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins to be of comparable quality. In the event that a security in the Fund's portfolio ceases to be a "First Tier Security", or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any NRSRO, Mitchell Hutchins will consider whether the Fund should continue to hold the obligation.


     By comparison, Premium Account Fund may invest in commercial paper rated the highest grade by one NRSRO or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and it may invest in corporate obligations, including bonds, debentures and notes, rated at least AA by S&P or Aa by Moody's, with remaining maturities of 397 days or less. Cash Reserve Fund may invest in corporate obligations determined in accordance with procedures established by its board of directors to present minimal credit risks and that are rated in one of the two highest rating categories for debt obligations by at least two NRSROs or, if unrated, are of comparable quality.

     Each Acquired Fund invests in obligations of foreign banks and institutions that have the equivalent credit ratings of domestic issues, including Yankee and foreign bank bankers' acceptances and commercial paper. Money Market Portfolio does not invest in foreign bank obligations of this type. Such investments may involve risks that are different from investments in obligations of domestic branches of domestic banks. These risks may include unfavorable political and economic developments, withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund.

     Money Market Portfolio invests in obligations of banks with assets in excess of $1.5 billion, while each Acquired Fund invests in obligations of banks with assets in excess of $1 billion. Each Acquired Fund may make loans of portfolio securities; Money Market Portfolio may not.

                           THE PROPOSED TRANSACTIONS

Reorganization Plans

     The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Plans. Significant provisions of the Reorganization Plans are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plans, which are attached as Appendices A and B to this Proxy Statement.

     Each Reorganization Plan contemplates (a) Money Market Portfolio's acquiring on the Closing Date the assets of an Acquired Fund in exchange solely for Money Market Portfolio shares and the assumption by Money Market Portfolio of the Acquired Fund's liabilities and (b) the constructive distribution of those shares to the shareholders of the Acquired Fund.

     The assets of each Acquired Fund to be acquired by Money Market Portfolio shall include all cash, cash equivalents, securities, receivables and other property owned by the Acquired Fund. Money Market Portfolio will assume from each Acquired Fund all debts, liabilities, obligations and duties of such Fund of whatever kind or nature; provided, however, that each Acquired Fund will use its best efforts, to the extent practicable, to discharge all of its known debts, liabilities, obligations and duties prior to the Closing Date. Money Market Portfolio will also deliver to each Acquired Fund shares of Money Market Portfolio which then will be constructively distributed to the Acquired Funds' shareholders.


     The value of an Acquired Fund's assets to be acquired, and the amount of its liabilities to be assumed, by Money Market Portfolio and the net asset value of a Money Market Portfolio share will be determined as of 12:00 noon, Eastern time, on the Closing Date. The amortized cost method of valuation will be used to value each Fund's securities. All other assets and liabilities will be valued at fair value as determined in good faith by or under the direction of PW Corporation's or Cash Reserve Fund's board of directors or Premium Account Fund's board of trustees, as applicable.

     On, or as soon as practicable after, the Closing Date, each Acquired Fund will distribute to its shareholders of record the Money Market Portfolio shares it received so that each shareholder of the Acquired Fund will receive a number of full and fractional Money Market Portfolio shares equal in value to the shareholder's holdings in the Acquired Fund; each Acquired Fund will be terminated (in the case of Premium Account Fund) or dissolved (in the case of Cash Reserve Fund) as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Money Market Portfolio in the names of the Acquired Fund's shareholders and by transferring thereto the shares previously credited to the account of each Acquired Fund on those books. Fractional Money Market Portfolio shares will be rounded to the third decimal place.

     Accordingly, immediately after the applicable Reorganization, each former shareholder of an Acquired Fund will own shares of Money Market Portfolio that will equal the value of that shareholder's shares of the Acquired Fund immediately prior to the Reorganization. Moreover, because Money Market Portfolio shares will be issued at net asset value in exchange for the net assets applicable to each Acquired Fund, the aggregate net asset value of Money Market Portfolio shares so issued will equal the aggregate net asset value of shares of the Acquired Funds. The net asset value per share of Money Market Portfolio will be unchanged by the transaction. Thus, the Reorganization(s) will not result in a dilution of any shareholder's interest.

     Any transfer taxes payable upon issuance of any shares of Money Market Portfolio in a name other than that of the registered holder of the shares on the books of an Acquired Fund shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of an Acquired Fund will continue to be its responsibility up to and including the Closing Date and such later date on which it is terminated or dissolved (whichever is applicable).

     The cost of the Reorganizations, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by all three Funds in proportion to their respective net assets. Mitchell Hutchins recommended this method of expense allocation to the directors/trustees. Mitchell Hutchins based its recommendations on its belief that this method is fair because, for the reasons discussed under "Reasons for the Reorganizations," the Reorganizations have the potential to benefit all Funds. The directors of PW Corporation and Cash Reserve Fund and the trustees of Premium Account Fund considered this expense allocation method in approving the respective Reorganizations, finding that the Reorganizations are in the best interests of their respective Funds.

     The consummation of each Reorganization is subject to a number of conditions set forth in the applicable Reorganization Plan, some of which may be waived by the parties thereto. In addition, the Reorganization Plans may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that would have a material adverse effect on the shareholders' interests.

Reasons for the Reorganizations

     The board of directors of Cash Reserve Fund, including a majority of its Independent Persons, has determined that the Reorganization involving that Fund is in its best interests, that the terms of that Reorganization are fair and reasonable and that the interests of Cash Reserve Fund's shareholders will not be diluted as a result of that Reorganization. Premium Account Fund's board of trustees, including a majority of its Independent Persons, has determined that the Reorganization is in its best interests, that the terms of that Reorganization are fair and reasonable and that the interests of Premium Account Fund's shareholders will not be diluted as a result of that Reorganization. The board of directors of PW Corporation, including a majority of its Independent Persons, has determined that each Reorganization is in the best interests of Money Market Portfolio, that the terms of each Reorganization is fair and reasonable, and that the interests of Money Market Portfolio's shareholders will not be diluted as a result of either Reorganization.

     In considering each Reorganization, and the Reorganizations together, the boards of directors/trustees made an extensive inquiry into a number of factors, including the following:

     (1) the compatibility of the investment objectives, policies and restrictions of the applicable Funds;

     (2) the effect of the Reorganization(s) on expected investment performance;

     (3) the effect of the Reorganization(s) on the expense ratio of Money Market Portfolio (after the Reorganizations) relative to each Fund's current expense ratio;

     (4) the costs to be incurred by each Fund as a result of the Reorganization(s);

     (5) the tax consequences of the Reorganizations;

     (6) possible alternatives to the Reorganization(s), including continuing to operate on a stand-alone basis or liquidation; and

     (7) the potential benefits of the Reorganization(s) to other persons, especially Mitchell Hutchins and PaineWebber.

     At meetings of the Acquired Funds' boards of directors/trustees and of PW Corporation's board of directors on July 20, 1995, Mitchell Hutchins recommended, and the boards approved, the respective Reorganizations. Mitchell Hutchins and each board believe that the respective Reorganizations offer the Acquired Fund shareholders the benefits of investing in a larger, diversified open-end money market fund with an investment objective and investment policies substantially similar to those of the respective Acquired Funds.

     In recommending the Reorganizations, Mitchell Hutchins indicated to the boards that the investment advisory and administration fee schedule applicable to Money Market Portfolio would be equal to or lower than that currently in effect for Premium Account Fund. The advisory fees paid by Cash Reserve Fund for the twelve-month period ended June 30, 1995 were slightly lower (0.49% of average net assets) than the advisory fees paid by Money Market Portfolio (0.50% of average net assets). Such an increase in the advisory fees payable by Cash Reserve Fund shareholders would be more than offset by the elimination of the 12b-1 fees currently paid by Cash Reserve Fund (0.12% of average net assets), as Money Market Portfolio does not currently pay 12b-1 fees. In approving the Reorganizations, the boards noted that the overall investment objective of maximum or high current income consistent with liquidity and conservation of capital remains an appropriate one to offer investors as part of an overall investment strategy.

     The boards of directors of Cash Reserve Fund and PW Corporation considered the taxable nature of the Reorganization involving that Fund, and they have been advised that there should be little tax impact on that Fund's shareholders despite the taxable nature of the transaction:

     (1) Although gain or loss may be recognized to Cash Reserve Fund, depending on whether its aggregate tax basis for its assets is less than, equal to, or exceeds the sum of the fair market value of the Money Market Portfolio shares received and the amount of the liabilities assumed by Money Market Portfolio, that gain or loss should be negligible. Because of the relative stability in value of the short-term high quality obligations purchased by Cash Reserve Fund, its tax basis for its assets should not vary markedly from the value of those assets on the Closing Date (which determines the amount paid for those assets by Money Market Portfolio).

     (2) Although a Cash Reserve Fund shareholder may, in theory, recognize either gain or loss on the constructive exchange of all its Cash Reserve Fund shares for Money Market Portfolio shares pursuant to the Reorganization, depending on whether the shareholder's tax basis for its Cash Reserve Fund shares is less than, equal to or exceeds the fair market value of the Money Market Portfolio shares received, that gain or loss should be negligible (or even nonexistent). Because Cash Reserve Fund and Money Market Portfolio attempt to maintain a stable net asset value per share of $1.00, and their shares are purchased at net asset value (by direct investment by the shareholder or by reinvestment of taxable dividends and other distributions), each shareholder's tax basis for its Cash Reserve Fund shares should be equal or close to equal to the value of the Money Market Portfolio shares constructively received in exchange for those Cash Reserve Fund shares.


     (3) Although a Cash Reserve Fund shareholder's holding period for the Money Market Portfolio shares it receives will not include its holding period for its Cash Reserve Fund shares, this should have little impact on a shareholder. Because a shareholder's tax basis for its Money Market Portfolio shares should be equal or close to equal to the value of such shares, the shareholder should have little or no gain on the redemption of those shares and, therefore, there should be little tax consequence if those shares had not been held long enough to qualify for long-term capital gain treatment.

     THE BOARD OF TRUSTEES/DIRECTORS OF EACH ACQUIRED FUND RECOMMENDS TO ITS SHAREHOLDERS THAT THEY VOTE "FOR" THE APPLICABLE REORGANIZATION.

Description of Securities to be Issued

     PW Corporation is registered with the SEC as an open-end management investment company. Its directors are authorized to issue 30 billion shares of common stock (par value $.001 per share), 15 billion of which are designated as shares of Money Market Portfolio. The directors have established Money Market Portfolio as one of PW Corporation's series. Each share of Money Market Portfolio represents an equal proportionate interest in the Fund with each other share thereof. Shares of Money Market Portfolio entitle their holders to one vote per full share and fractional votes for fractional shares held.

     PW Corporation does not hold annual meetings of shareholders. The directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record holding at least 10% of PW Corporation's outstanding shares.

Federal Income Tax Considerations

     Premium Account Fund Reorganization

     The exchange of Premium Account Fund's assets for shares of Money Market Portfolio and Money Market Portfolio's assumption of Premium Account Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. PW Corporation has received an opinion of Kirkpatrick & Lockhart LLP, its counsel, and Premium Account Fund has received an opinion of Sullivan & Cromwell, its counsel, with respect to such Reorganization, each substantially to the effect that --

     (1) Money Market Portfolio's acquisition of Premium Account Fund's assets in exchange solely for Money Market Portfolio shares and Money Market Portfolio's assumption of Premium Account Fund's liabilities, followed by Premium Account Fund's distribution of those shares to its shareholders constructively in exchange for their Premium Account Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code;


     (2) No gain or loss will be recognized to Premium Account Fund on the transfer to Money Market Portfolio of its assets in exchange solely for Money Market Portfolio shares and Money Market Portfolio's assumption of Premium Account Fund's liabilities or on the subsequent distribution of those shares to Premium Account Fund's shareholders in constructive exchange for their Premium Account Fund shares;

     (3) No gain or loss will be recognized to Money Market Portfolio on its receipt of the transferred assets in exchange solely for Money Market Portfolio shares and its assumption of Premium Account Fund's liabilities;

     (4) Money Market Portfolio's basis for the transferred assets will be the same as the basis thereof in Premium Account Fund's hands immediately prior to the Reorganization, and Money Market Portfolio's holding period for those assets will include Premium Account Fund's holding period therefor;

     (5) A Premium Account Fund shareholder will recognize no gain or loss on the constructive exchange of all its Premium Account Fund shares for Money Market Portfolio shares pursuant to the Reorganization; and

     (6) A Premium Account Fund shareholder's basis for the Money Market Portfolio shares to be received by it in the Reorganization will be the same as the basis for its Premium Account Fund shares to be constructively surrendered in exchange for those Money Market Portfolio shares, and its holding period for those Money Market Portfolio shares will include its holding period for those Premium Account Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

Each such opinion states that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of Premium Account Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

    Cash Reserve Fund Reorganization

     PW Corporation and Cash Reserve Fund believe that the Reorganization involving that Fund will be treated for federal income tax purposes as a taxable transaction, for the following reasons. PW Corporation discourages individual retirement accounts and qualified retirement plans from purchasing Money Market Portfolio shares. Therefore, the boards of directors of PW Corporation and Cash Reserve Fund, in considering the Reorganization, each determined that the Cash Reserve Fund should encourage, and should assist, its shareholders that are individual retirement accounts and qualified retirement plans to redeem or exchange their Cash Reserve Fund shares before the Reorganization is effected. Accordingly, most such shareholders already have redeemed or exchanged their Cash Reserve Fund shares. Because of this redemption of a significant portion of Cash Reserve Fund's shares in connection with the Reorganization, PW Corporation and Cash Reserve Fund believe that the Reorganization will not qualify for federal income tax purposes as a tax-free reorganization and instead will be treated for federal income tax purposes as a taxable sale of assets by Cash Reserve Fund to Money Market Portfolio, followed by the dissolution of Cash Reserve Fund, with the effect that --

     (1) Money Market Portfolio's acquisition of Cash Reserve Fund's assets in exchange for Money Market Portfolio shares and Money Market Portfolio's assumption of Cash Reserve Fund's liabilities will constitute a taxable sale of assets by Cash Reserve Fund to Money Market Portfolio;

     (2) Cash Reserve Fund's distribution of the Money Market Portfolio shares to its shareholders will be treated as a distribution in liquidation of Cash Reserve Fund, and each Cash Reserve Fund shareholder may recognize gain or loss on that distribution, depending on whether the shareholder's tax basis for its Cash Reserve Fund shares is less than, is equal to or exceeds the fair market value of the Money Market Portfolio shares received;

     (3) Gain or loss may be recognized to Cash Reserve Fund on the transfer to Money Market Portfolio of its assets in exchange for Money Market Portfolio shares and Money Market Portfolio's assumption of Cash Reserve Fund's liabilities, depending on whether Cash Reserve Fund's aggregate tax basis for the assets is less than, is equal to or exceeds the sum of the fair market value of the Money Market Portfolio shares it receives and the amount of the liabilities assumed by Money Market Portfolio;

     (4) Except to the extent the Money Market Portfolio shares appreciate or depreciate in value in Cash Reserve Fund's hands prior to distribution thereof to its shareholders, no gain or loss will be recognized to Cash Reserve Fund on the subsequent distribution of the Money Market Portfolio shares to Cash Reserve Fund's shareholders in constructive exchange for their Cash Reserve Fund shares;

     (5) No gain or loss will be recognized to Money Market Portfolio on its receipt of the transferred assets in exchange for Money Market Portfolio shares and its assumption of Cash Reserve Fund's liabilities;

     (6) Money Market Portfolio's aggregate tax basis for the transferred assets will be equal to the sum of the fair market value of the Money Market Portfolio shares exchanged for the transferred assets plus the amount of the liabilities assumed by Money Market Portfolio, and Money Market Portfolio's holding period for those assets will begin on the day after the Closing Date; and

     (7) A Cash Reserve Fund shareholder's basis for the Money Market Portfolio shares to be received in the Reorganization will be the same as the fair market value of those shares on the date of distribution, and its holding period for those shares will begin on the day after the Closing Date.

     Shareholders of Cash Reserve Fund should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capitalization

          The following tables show the capitalization of each Fund as of June 30, 1995 (unaudited for each Acquired Fund) and on a pro forma combined basis (unaudited) as of that date, giving effect to the Reorganizations and assuming that the Acquired Funds indicated participate in the Reorganizations.

If only Premium Account Fund participates in a Reorganization:

                     Premium          Money Market       Combined Fund
                     Account Fund     Portfolio          (Pro Forma)
                     ------------     ------------       --------------
Net Assets           $568,854,975     $5,398,145,771     $5,967,000,746

Net Asset Value
Per Share                   $1.00              $1.00              $1.00

Shares Outstanding    568,854,975      5,401,688,839      5,970,543,814


If only Cash Reserve Fund participates in a Reorganization:

                      Cash             Money Market       Combined Fund
                      Reserve Fund     Portfolio          (Pro Forma)
                      ------------     -------------      -------------
Net Assets            $997,802,860(1)  $5,398,145,771     $6,395,948,631

Net Asset Value
Per Share                    $1.00              $1.00              $1.00

Shares Outstanding     997,802,860(1)   5,401,688,839      6,399,491,699

(1) After giving effect to the reduction in assets resulting from the redemption and/or exchange of shares held by individual retirement accounts and qualified retirement plans.

If both Acquired Funds participate in the Reorganizations:

                 Cash             Premium       Money Market    Combined Fund
                 Reserve Fund     Account Fund  Portfolio       (Pro Forma)
                 ------------     ------------  ------------    -------------
Net Assets       $997,802,860(1)  $568,854,975  $5,398,145,771  $6,964,803,606

Net Asset
Value Per
Share                   $1.00            $1.00           $1.00           $1.00

Shares
Outstanding       997,802,860(1)   568,854,975   5,401,688,839   6,968,346,674


(1) After giving effect to the reduction in assets resulting from the redemption and/or exchange of shares held by individual retirement accounts and qualified retirement plans.


                                 MISCELLANEOUS

Available Information

     Premium Account Fund, Cash Reserve Fund and PW Corporation are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional Office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

Legal Matters

     Certain legal matters in connection with the issuance of Money Market Portfolio shares as part of the Reorganizations will be passed upon by Kirkpatrick & Lockhart LLP, counsel to PW Corporation. Certain legal matters in connection with the Reorganization Plans will be passed upon by Kirkpatrick & Lockhart LLP, counsel to PW Corporation, by Sullivan & Cromwell, counsel to Premium Account Fund, and by Stroock & Stroock & Lavan, counsel to Cash Reserve Fund.

Experts

     The audited statements of Money Market Portfolio, Premium Account Fund and Cash Reserve Fund, incorporated by reference herein and incorporated by reference or included in their respective Statements of Additional Information, have been audited by Ernst & Young LLP, independent auditors, Deloitte & Touche LLP, independent auditors, and Ernst & Young LLP, independent auditors, respectively, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal years ended June 30, 1995, March 31, 1995 and July 31, 1995, respectively. The financial statements of Cash Reserve Fund for the year ended July 31, 1995, insofar as they relate to the statement of changes in net assets for the year ended July 31, 1994 and financial highlights for the four years in the period then ended have previously been audited by Deloitte & Touche LLP, independent auditors. The financial statements audited by Ernst & Young LLP and Deloitte & Touche LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting.

                                                       APPENDIX A

      AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of November 30, 1995, between PaineWebber RMA Money Fund, Inc., a Maryland corporation ("PW Corporation"), on behalf of PaineWebber RMA Money Market Portfolio, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and PaineWebber/Kidder, Peabody Premium Account Fund, a Massachusetts business trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and PW Corporation and Target are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.")

     This Agreement is intended to be, and is adopted as, a plan of reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets solely in exchange for voting shares of common stock in Acquiring Fund ("Acquiring Fund Shares") and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all upon the terms and conditions set forth herein. The foregoing transactions are referred to herein as the "Reorganization." All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made and shall be taken or undertaken by PW Corporation on its behalf.

     In consideration of the mutual promises herein, the parties covenant and agree as follows:


1.   PLAN OF REORGANIZATION AND TERMINATION OF TARGET

     1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

          (a) to issue and deliver to Target the number of full and fractional Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) ("NAV") of an Acquiring Fund Share; and

          (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

     1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

     1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement, including without limitation Target's share of the expenses described in paragraph 7.2. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

     1.4. Before the Effective Time, Target shall declare and pay to its shareholders a dividend in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall constructively distribute the Acquiring Fund Shares received by it pursuant to paragraph
1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for their Target Shares. Such distribution shall be accomplished by the Funds' transfer agent ("Transfer Agent") opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

     1.6.  As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

     1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

     1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.


2.   VALUATION

     2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of 12:00 noon on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

     2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

     2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Mitchell Hutchins
Asset Management Inc.

     2.4. If the difference between the NAVs per share of the Funds equals or exceeds $.0025 at the Valuation Time, or such earlier or later day and time as the parties may agree and set forth in writing signed by their duly authorized officers, as computed by using the market values of the Funds' assets in accordance with the policies and procedures established by the Funds (or as otherwise mutually determined by the Investment Companies' boards of directors or trustees), either Fund may postpone the Valuation Time until such time as such per share NAV difference is less than $.0025.

3.   CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on February 20, 1996, or at such other place and/or on such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of 12:00 noon on the date thereof or at such other time as the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange, Inc. ("NYSE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV per Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

     3.2. Target shall deliver to PW Corporation at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax basis and holding period by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3. Target shall deliver to PW Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Target. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. PW Corporation shall issue and deliver a confirmation to Target evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.


4.   REPRESENTATIONS AND WARRANTIES

     4.1.  Target represents and warrants as follows:

          4.1.1.  Target is an unincorporated voluntary
     association with transferable shares organized as a business trust under a written instrument ("Business Trust"); it is duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts; and a copy of its Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts;

          4.1.2. Target is duly registered as an open-end management investment company under the Investment Company
     Act of 1940 ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

          4.1.3. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.1.4. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933 ("1933 Act") and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.1.5. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of Target's Declaration of Trust or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by PW Corporation;

          4.1.6. Except as disclosed in writing to and accepted by PW Corporation, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted to be taken by any other party thereto prior to the Closing;

          4.1.7.  Except as otherwise disclosed in writing to and

     accepted by PW Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.8.  The execution, delivery, and performance of

     this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.1.9. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

          4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) the filing with the SEC of a registration statement by PW Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), (b) receipt of the exemptive relief referenced in subparagraph 4.1.8, and

     (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;


          4.1.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by PW Corporation for use therein;

          4.1.12. The Liabilities were incurred by Target in the ordinary course of its business;

          4.1.13. Target qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it.
     The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

          4.1.14. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States
     Code or similar case within the meaning of section
     368(a)(3)(A) of the Code;

          4.1.15. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S.
     government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

          4.1.16.  Target will be terminated as soon as
     reasonably practicable after the Reorganization, but in all events within six months after the Effective Time.

     4.2.  Acquiring Fund represents and warrants as follows:

          4.2.1. PW Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and a copy of its Articles of Incorporation is on file with the Department of Assessments and Taxation of Maryland;

          4.2.2. PW Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

          4.2.3. Acquiring Fund is a duly established and designated series of PW Corporation;

          4.2.4.  No consideration other than Acquiring Fund
     Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable. Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

          4.2.6. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of PW Corporation's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target;

          4.2.8. Except as otherwise disclosed in writing to and accepted by Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against PW Corporation with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of PW Corporation's board of directors, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by PW Corporation, except for
     (a) the filing with the SEC of the Registration Statement,
     (b) receipt of the exemptive relief referenced in subparagraph 4.2.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target for use therein;

          4.2.12.  Acquiring Fund is a "fund" as defined in
     section 851(h)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business;

          4.2.14. Acquiring Fund (a) will actively continue Target's business in substantially the same manner that Target conducted that business immediately before the Reorganization, (b) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (c) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of section 851(h)(2) of the Code) following the Reorganization;

          4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

          4.2.17. Acquiring Fund does not own, directly or indirectly, nor at the Effective Time will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of Target.

     4.3.  Each Fund represents and warrants as follows:

          4.3.1.  The fair market value of the Acquiring Fund
     Shares, when received by the Shareholders, will be

     approximately equal to the fair market value of their Target
     Shares constructively surrendered in exchange therefor;

          4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as an open-end investment company. Consequently, its management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis. Nor does its management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto, plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

          4.3.5. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and redemptions and distributions made by it immediately before the Reorganization (except for (a) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code and (b) redemptions not made as part of the Reorganization) will be included as assets thereof held immediately before the Reorganization;


          4.3.8. None of the compensation received by any Shareholder who is an employee of Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder-employee; none of the Acquiring Fund Shares received by any such Shareholder-employee will be separate consideration for, or allocable to, any employment agreement; and the consideration paid to any such Shareholder-employee will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services; and

          4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code.


5.   COVENANTS

     5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

     5.2. Target covenants to call a shareholders' meeting to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     5.4. Target covenants that it will assist PW Corporation in obtaining such information as PW Corporation reasonably requests concerning the beneficial ownership of Target Shares.

     5.5.  Target covenants that Target's books and records
(including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to PW Corporation at the Closing.

     5.6.  Each Fund covenants to cooperate in preparing the

Proxy Statement in compliance with applicable federal securities laws.

     5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     5.8. PW Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933
Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

     5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.


6.   CONDITIONS PRECEDENT

     Each Fund's obligations hereunder shall be subject to
(a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by Target's board of trustees and shall have been approved by Target's shareholders in accordance with applicable law.

     6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.

All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Fund may for itself waive any of such conditions.

     6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     6.4.  Target shall have received an opinion of Kirkpatrick &
Lockhart LLP, counsel to PW Corporation, substantially to the effect that:

          6.4.1. Acquiring Fund is a duly established series of PW Corporation, a corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

          6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by PW Corporation on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a valid and legally binding obligation of PW Corporation with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable, and no shareholder of Acquiring Fund has any preemptive right to subscribe for or purchase such shares;

          6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate PW Corporation's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which PW

     Corporation (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which PW Corporation (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target;

          6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by PW Corporation on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

          6.4.6. PW Corporation is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to PW Corporation (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) PW Corporation (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.5. PW Corporation shall have received an opinion of Sullivan & Cromwell, counsel to Target, substantially to the effect that:


          6.5.1. Target is a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

          6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target and (b) assuming due authorization, execution, and delivery of this Agreement by PW Corporation on behalf of Acquiring Fund, is a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Target's Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by PW Corporation;

          6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

          6.5.5.  Target is registered with the SEC as an
     investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target or any of its properties or assets and (b) Target is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by PW Corporation.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent Massachusetts counsel,
(ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.6. PW Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP, its counsel, addressed to and in form and substance satisfactory to it, and Target shall have received an opinion of Sullivan

& Cromwell, its counsel, addressed to and in form and substance satisfactory to it, each as to the federal income tax consequences mentioned below (each a "Tax Opinion"). In rendering its Tax Opinion, each such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. Each Tax
Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

          6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          6.6.2. No gain or loss will be recognized to Target on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

          6.6.3.  No gain or loss will be recognized to Acquiring
     Fund on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;


          6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

          6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization;
     and

          6.6.6. A Shareholder's basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, each Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     At any time before the Closing, (a) Acquiring Fund may waive any of the foregoing conditions if, in the judgment of PW Corporation's board of directors, such waiver will not have a material adverse effect on its shareholders' interests, and
(b) Target may waive any of the foregoing conditions if, in the judgment of its board of trustees, such waiver will not have a material adverse effect on the Shareholders' interests.


7.   BROKERAGE FEES AND EXPENSES

     7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     7.2. Except as otherwise provided herein, all expenses incurred in connection with the transactions contemplated by this Agreement (whether or not they are consummated) will be borne by the Funds proportionately, as follows: each such expense will be borne by the Funds in proportion to their respective net assets as of the close of business on the last business day of the month in which such expense was incurred. Such expenses include:
(a) expenses incurred in connection with entering into and carrying out the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which Target's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (d) printing and postage expenses; (e) legal and accounting fees; and (f) solicitation costs.


8.   ENTIRE AGREEMENT; SURVIVAL

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.


9.   TERMINATION OF AGREEMENT

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

     9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before June 30, 1996; or

     9.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 9.1.(c) or 9.2, there shall be no liability for damages on the part of either
Fund, or the trustees, directors, or officers of either
Investment Company, to the other Fund.


10.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.


11.  MISCELLANEOUS

     11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3.  The parties acknowledge that Target is a Business
Trust. Notice is hereby given that this instrument is executed on behalf of Target's trustees solely in their capacity as trustees, and not individually, and that

Target's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against Target's assets and property. Acquiring Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to Target's assets and property in settlement of such rights or claims and not to such trustees or shareholders.


     IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.


ATTEST:                       PAINEWEBBER RMA MONEY FUND, INC.
                                on behalf of its series,
                                   PAINEWEBBER RMA MONEY MARKET
                                   PORTFOLIO



By: /s/ Ilene Shore           /s/ Dianne E. O'Donnell
    -------------------       ---------------------------
    Assistant Secretary       Vice President


ATTEST:                       PAINEWEBBER/KIDDER, PEABODY
                              PREMIUM ACCOUNT FUND



By: /s/ Scott H. Griff        /s/ Gregory K. Todd
    -------------------       ---------------------------
    Assistant Secretary       Vice President

                                                       APPENDIX B

      AGREEMENT AND PLAN OF REORGANIZATION AND DISSOLUTION


     THIS AGREEMENT AND PLAN OF REORGANIZATION AND DISSOLUTION ("Agreement") is made as of November 30, 1995, between PaineWebber RMA Money Fund, Inc., a Maryland corporation ("PW Corporation"), on behalf of PaineWebber RMA Money Market Portfolio, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc., a Maryland corporation ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and PW Corporation and Target are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.")

     The transactions provided for herein (collectively "Reorganization") involve the transfer to Acquiring Fund of Target's assets solely in exchange for voting shares of common stock in Acquiring Fund ("Acquiring Fund Shares") and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares to the holders of shares of common stock in Target ("Target Shares") in exchange therefor. All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made and shall be taken or undertaken by PW Corporation on its behalf.

     In consideration of the mutual promises herein, the parties covenant and agree as follows:


1.   PLAN OF REORGANIZATION AND DISSOLUTION OF TARGET

     1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

          (a) to issue and deliver to Target the number of full and fractional Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) ("NAV") of an Acquiring Fund Share; and

          (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

     1.2.  The Assets shall include, without limitation, all

cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1). After the Investment Companies' boards of directors resolved to engage in the Reorganization, Target encouraged its individual retirement account and qualified retirement plan shareholders to redeem their Target Shares or exchange their Target Shares for shares in another investment company, and prior to the date hereof substantially all of them did so; accordingly, the Assets do not include any amount paid to those shareholders as redemption proceeds.

     1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective
Time, and whether or not specifically referred to in this Agreement, including without limitation Target's share of the expenses described in paragraph 7.2. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

     1.4. Before the Effective Time, Target shall declare and pay to its shareholders a dividend in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall constructively distribute the Acquiring Fund Shares received by it pursuant to paragraph
1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for their Target Shares. Such distribution shall be accomplished by the Funds' transfer agent ("Transfer Agent") opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

     1.6.  As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target shall be dissolved and any further actions shall be taken in connection therewith as required by applicable law (including Target's filing of Articles of Transfer, effective as of the Effective Time, with the State Department of Assessments and Taxation of Maryland ("Department")).

     1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is dissolved.

     1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.


2.   VALUATION

     2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of 12:00 noon on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

     2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

     2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Mitchell Hutchins
Asset Management Inc. ("Mitchell Hutchins").

3.   CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on February 20, 1996, or at such other place and/or on such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of 12:00 noon on the date thereof or at such other time as the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange, Inc. ("NYSE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV per Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

     3.2. Target shall deliver to PW Corporation at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax basis and holding period by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3. Target shall deliver to PW Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Target. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. PW Corporation shall issue and deliver a confirmation to Target evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.


4.   REPRESENTATIONS AND WARRANTIES

     4.1. Target represents and warrants as follows:

          4.1.1. Target is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and a copy of its Articles of Incorporation is on file with the Department;

          4.1.2. Target is duly registered as an open-end management investment company under the Investment Company
     Act of 1940 ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

          4.1.3. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.1.4. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933 ("1933 Act") and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.1.5. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Target's Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by PW Corporation;

          4.1.6. Except as disclosed in writing to and accepted by PW Corporation, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted to be taken by any other party thereto prior to the Closing;

          4.1.7. Except as otherwise disclosed in writing to and accepted by PW Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.8. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target's board of directors, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.1.9. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

          4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), or the
     1940 Act for the execution or performance of this Agreement by Target, except for (a) the filing with the SEC of a registration statement by PW Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), (b) receipt of the exemptive relief referenced in subparagraph 4.1.8, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.1.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by PW
     Corporation for use therein;

          4.1.12. Target qualified for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code") ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and

          4.1.13. Target will be dissolved as soon as reasonably practicable after the Reorganization.

     4.2. Acquiring Fund represents and warrants as follows:

          4.2.1. PW Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and a copy of its Articles of Incorporation is on file with the Department;

          4.2.2. PW Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

          4.2.3. Acquiring Fund is a duly established and designated series of PW Corporation;

          4.2.4.  No consideration other than Acquiring Fund
     Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable. Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

          4.2.6. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of PW Corporation's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target;

          4.2.8. Except as otherwise disclosed in writing to and accepted by Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against PW Corporation with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of PW Corporation's board of directors, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.2.10.  No governmental consents, approvals,
     authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by PW Corporation, except for

     (a) the filing with the SEC of the Registration Statement,
     (b) receipt of the exemptive relief referenced in subparagraph 4.2.9, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target for use therein; and

          4.2.12.  Acquiring Fund is a "fund" as defined in
     section 851(h)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it.

5.   COVENANTS

     5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing.

     5.2. Target covenants to call a shareholders' meeting to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     5.3.  Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     5.4. Target covenants that it will assist PW Corporation in obtaining such information as PW Corporation reasonably requests concerning the beneficial ownership of Target Shares.

     5.5.  Target covenants that Target's books and records
(including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to PW Corporation at the Closing.

     5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

     5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     5.8. PW Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933
Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

     5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.


6.   CONDITIONS PRECEDENT

     Each Fund's obligations hereunder shall be subject to
(a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     6.1.  This Agreement and the transactions contemplated

hereby shall have been duly adopted and approved by Target's board of directors and shall have been approved by Target's shareholders in accordance with applicable law.

          6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Fund may for itself waive any of such conditions.

     6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     6.4.  Target shall have received an opinion of Kirkpatrick &
Lockhart LLP, counsel to PW Corporation, substantially to the effect that:

          6.4.1. Acquiring Fund is a duly established series of PW Corporation, a corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

          6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by PW Corporation on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a valid and legally binding obligation of PW Corporation with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable, and no shareholder of Acquiring Fund has any preemptive right to subscribe for or purchase such shares;

          6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate PW Corporation's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which PW Corporation (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which PW Corporation (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target;

          6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by PW Corporation on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws, and except for the filing of Articles of Transfer with the Department;

          6.4.6. PW Corporation is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to PW Corporation (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) PW Corporation (with respect to Acquiring Fund) is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.5. PW Corporation shall have received an opinion of Stroock & Stroock & Lavan, counsel to Target, substantially to the effect that:

          6.5.1. Target is a corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

          6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target and (b) assuming due authorization, execution, and delivery of this Agreement by PW Corporation on behalf of Acquiring Fund, is a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Target's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by PW Corporation;

          6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws, and except for the filing of Articles of Transfer with the Department;

          6.5.5.  Target is registered with the SEC as an
     investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target or any of its properties or assets and (b) Target is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by PW Corporation.

In rendering such opinion, such counsel may (i) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, and (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.6. PW Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP, its counsel, addressed to and in form and substance satisfactory to it, and Target shall have received an opinion of Stroock & Stroock & Lavan, its counsel, addressed to and in form and substance satisfactory to it, each as to the federal income tax treatment of the Reorganization. In rendering its tax opinion, each counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4.

At any time before the Closing, (a) Acquiring Fund may waive any of the foregoing conditions if, in the judgment of PW Corporation's board of directors, such waiver will not have a material adverse effect on its shareholders' interests, and
(b) Target may waive any of the foregoing conditions if, in the judgment of its board of directors, such waiver will not have a material adverse effect on the Shareholders' interests.


7.   POSTPONEMENT OF CLOSING

     7.1. If the difference between the NAVs per share of the Funds equals or exceeds $.0025 at the Valuation Time, or such earlier or later day and time as the parties may agree and set forth in writing signed by their duly authorized officers, as computed by using the market values of the Funds' assets in accordance with the policies and procedures established by the Funds (or as otherwise mutually determined by the Investment Companies' boards of directors), either Fund may postpone the Closing until such time as such per share NAV difference is less than $.0025.

     7.2. If, as of the Valuation Time, Mitchell Hutchins, as Target's investment adviser, reasonably determines that consummation of the Reorganization will result in recognition to Target for federal income tax purposes of gain or loss of $.0010 or more per share, the Closing shall be postponed until the first date on which, as of 12:00 noon, Mitchell Hutchins shall determine that such recognition of gain or loss will be less that $.0010 per share, in which event 12:00 noon on such date shall be the Valuation Time, unless the parties otherwise agree.

8.   BROKERAGE FEES AND EXPENSES

     8.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     8.2. Except as otherwise provided herein, all expenses incurred in connection with the transactions contemplated by this Agreement (whether or not they are consummated) will be borne by the Funds proportionately, as follows: each such expense will be borne by the Funds in proportion to their respective net assets as of the close of business on the last business day of the month in which such expense was incurred. Such expenses include:
(a) expenses incurred in connection with entering into and carrying out the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which Target's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (d) printing and postage expenses; (e) legal and accounting fees; and (f) solicitation costs.



9.   ENTIRE AGREEMENT; SURVIVAL

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.


10.  TERMINATION OF AGREEMENT

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

     10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before June 30, 1996; or

     10.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 10.1.(c) or 10.2, there shall be no liability for damages on the part of either
Fund, or the directors or officers of either Investment Company, to the other Fund.


11.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.


12.  MISCELLANEOUS

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland;
provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.


ATTEST:                       PAINEWEBBER RMA MONEY FUND, INC.
                                on behalf of its series,
                                   PAINEWEBBER RMA MONEY MARKET
                                   PORTFOLIO



By: /s/ Ilene Shore           /s/ Dianne E. O'Donnell
    -------------------       ----------------------------------
    Assistant Secretary       Vice President


ATTEST:                       PAINEWEBBER/KIDDER, PEABODY
                              CASH RESERVE FUND, INC.



By: /s/ Scott H. Griff        /s/ Gregory K. Todd
    -------------------       ----------------------------------
    Assistant Secretary       Vice President